Expense Example {- Fidelity Natural Resources Fund} - 02.28 Fidelity Environment and Alternative Energy/Natural Resources Funds Combo PRO-06 - Fidelity Natural Resources Fund - Fidelity Natural Resources Fund
Apr. 29, 2022 USD ($)
Expense Example:
1 year	$ 84
3 years	262
5 years	455
10 years	$ 1,014